As filed with the United States Securities and Exchange Commission on February 13, 2019

1933 Act File No. 033-44611

1940 Act File No. 811-06463

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 81	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 83	☒

(Check appropriate box or boxes.)

AIM INTERNATIONAL MUTUAL FUNDS

(INVESCO INTERNATIONAL MUTUAL FUNDS)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (713) 626-1919

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and address of Agent for Service)

Copy to:

Peter A. Davidson, Esquire	Matthew R. DiClemente, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 1000	2005 Market Street, Suite 2600
Houston, TX 77046-1173	Philadelphia, PA 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 13th day of February, 2019.

Registrant:	AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS)

	By:	/s/ Sheri Morris
Sheri Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Sheri Morris (Sheri Morris)	President & Treasurer (Principal Executive Officer)	February 13, 2019

/s/ David C. Arch* (David C. Arch)	Trustee	February 13, 2019

/s/ Bruce L. Crockett* (Bruce L. Crockett)	Chair & Trustee	February 13, 2019

/s/ Jack M. Fields* (Jack M. Fields)	Trustee	February 13, 2019

/s/ Martin L. Flanagan* (Martin L. Flanagan)	Trustee	February 13, 2019

/s/ Cynthia Hostetler** (Cynthia Hostetler)	Trustee	February 13, 2019

/s/ Eli Jones* (Eli Jones)	Trustee	February 13, 2019

/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	February 13, 2019

/s/ Teresa M. Ressel** (Teresa M. Ressel)	Trustee	February 13, 2019

/s/ Ann Barnett Stern** (Ann Barnett Stern)	Trustee	February 13, 2019

/s/ Raymond Stickel, Jr.* (Raymond Stickel, Jr.)	Trustee	February 13, 2019

/s/ Philip A. Taylor* (Philip A. Taylor)	Trustee	February 13, 2019

SIGNATURES	TITLE	DATE

/s/ Robert C. Troccoli* (Robert C. Troccoli)	Trustee	February 13, 2019

/s/ Christopher L. Wilson** (Christopher L. Wilson)	Trustee	February 13, 2019

/s/ Kelli Gallegos (Kelli Gallegos)	Vice President & Assistant Treasurer (Principal Financial Officer)	February 13, 2019

By	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to powers of attorney dated May 4, 2016, filed in the Registrant’s Post-Effective Amendment No. 68 on May 11, 2016.
**	Sheri Morris, pursuant to powers of attorney dated March 28, 2017, filed in the Registrant’s Post-Effective Amendment No. 72 on March 31, 2017.

EXHIBIT INDEX

Index No.	Description of Exhibit

Ex-101.ins	XBRL Instance Document

Ex-101.sch	XBRL Taxonomy Extension Schema Document

Ex-101.cal	XBRL Taxonomy Extension Calculation Linkbase

Ex-101.def	XBRL Taxonomy Extension Definition Linkbase

Ex-101.lab	XBRL Taxonomy Extension Labels Linkbase

Ex-101.pre	XBRL Taxonomy Extension Presentation Linkbase